Share Based Payment Plans - Summary Of Defered Share Unit And Restricted Share Unit Of Share Options (Detail) - shares	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure Of Defered Share Unit And Restricted Share Unit Of Share Options [Line Items]
Forfeited/Cancelled	(387,608)	(153,825)
Deferred Share Unit [Member]
Disclosure Of Defered Share Unit And Restricted Share Unit Of Share Options [Line Items]
Balance at Begining of year	109,242	114,334
Granted	27,421	24,888
Forfeited/Cancelled	0	0
Paid	0	29,980
Balance at end of year	136,663	109,242
Restricted share units [member]
Disclosure Of Defered Share Unit And Restricted Share Unit Of Share Options [Line Items]
Balance at Begining of year	149,650	0
Granted	502,104	167,800
Forfeited/Cancelled	(23,630)	(18,150)
Paid	115,535	0
Balance at end of year	512,589	149,650